PROSPECTUS SUPPLEMENT DATED DECEMBER 14, 2007

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, A3, B, C, P, R, AIM CASH RESERVE SHARES, INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES, AS APPLICABLE, OF EACH OF THE FUNDS LISTED
BELOW:

AIM Asia Pacific Growth Fund         AIM High Income Municipal Fund         AIM Limited Maturity Treasury Fund
AIM Basic Balanced Fund              AIM High Yield Fund                    AIM Mid Cap Basic Value Fund
AIM Basic Value Fund                 AIM Income Allocation Fund             AIM Mid Cap Core Equity Fund
AIM Capital Development Fund         AIM Income Fund                        AIM Moderate Allocation Fund
AIM Charter Fund                     AIM Independence 2010 Fund             AIM Moderate Growth Allocation Fund
AIM China Fund                       AIM Independence 2020 Fund             AIM Moderately Conservative Allocation Fund
AIM Conservative Allocation Fund     AIM Independence 2030 Fund             AIM Money Market Fund
AIM Constellation Fund               AIM Independence 2040 Fund             AIM Municipal Bond Fund
AIM Developing Markets Fund          AIM Independence 2050 Fund             AIM Real Estate Fund
AIM Diversified Dividend Fund        AIM Independence Now Fund              AIM Select Equity Fund
AIM European Growth Fund             AIM Intermediate Government Fund       AIM Short-Term Bond Fund
AIM European Small CompanyFund       AIM International Allocation Fund      AIM Small Cap Equity Fund
AIM Global Aggressive Growth Fund    AIM International Growth Fund          AIM Small Cap Growth Fund
AIM Global Equity Fund               AIM International Small Company Fund   AIM Tax-Exempt Cash Fund
AIM Global GrowthFund                AIM International Total Return Fund    AIM Tax-Free Intermediate Fund
AIM Global Health Care Fund          AIM Japan Fund                         AIM Total Return Bond Fund
AIM Global Real Estate Fund          AIM LIBOR Alpha Fund                   AIM Trimark Endeavor Fund
AIM Global Value Fund                AIM Large Cap Basic Value Fund         AIM Trimark Fund
AIM Growth Allocation Fund           AIM Large Cap Growth Fund              AIM Trimark Small Companies Fund

At a meeting held on December 13, 2007, the Boards of Trustees of AIM Equity Funds, AIM Funds Group, AIM Growth Series, AIM International Mutual Funds, AIM Investment Funds, AIM Investment Securities Funds and AIM Tax-Exempt Funds (each, a "Trust," and together, the "Trusts") approved for one or more of the series portfolios listed above (each, a "Fund," and collectively, the "Funds") each of the following items, each of which also requires approval by Fund shareholders:

- For each Fund, a new sub-advisory agreement between A I M Advisors, Inc. ("AIM") and each of AIM Funds Management Inc., INVESCO Asset Management Deutschland, GmbH, INVESCO Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc. and Invesco Senior Secured Management, Inc. AIM and the Trusts' Boards of Trustees (the "Boards") believe that the proposed sub-advisory agreement would benefit the Funds and their shareholders by permitting AIM to utilize the additional resources and talent of these nine affiliated sub-advisers in managing the Funds. Because AIM would pay all of the sub-advisory fees of the sub-advisers, the proposed sub-advisory agreement would not affect the fees the Funds pay to AIM pursuant to their advisory agreements.

- For each Fund, an amendment to the applicable Trust's Agreement and Declaration of Trust that would permit the Board to terminate the Trust, a Fund or a share class without a shareholder vote. The proposed amendment would give each Board the flexibility to terminate a Trust, a Fund or a share class of a Fund if circumstances warrant without the commensurate expense of seeking a shareholder vote. The Boards would terminate a Trust, a Fund or a share class only if they found that doing so was in the best interests of the shareholders of such Trust, Fund or share class, as applicable.

The Boards of Trustees have called a meeting of each Fund's shareholders to be held on or about February 29, 2008, to vote on these and other proposals. Only shareholders of record as of November 30, 2007, will be entitled to vote at the meeting. Proposals that are approved by shareholders are expected to become effective on or about May 1, 2008.

On or about March 31, 2008, the following entities that service the AIM Funds will be changing their names as follows:

CURRENT NAME                                   NEW NAME
A I M Advisors, Inc.                           Invesco Aim Advisors, Inc.
A I M Capital Management, Inc.                 Invesco Aim Capital Management, Inc.
A I M Distributors, Inc.                       Invesco Aim Distributors, Inc.
AIM Investment Services, Inc.                  Invesco Aim Investment Services, Inc.
A I M Management Group Inc.                    Invesco Aim Management Group, Inc.
AIM Private Asset Management, Inc.             Invesco Aim Private Asset Management, Inc.
INVESCO Asset Management Limited               Invesco Asset Management Limited

In addition, the following entities that service the AIM Funds have changed their names as follows:

OLD NAME                                       NEW NAME
INVESCO Asset Management (Japan) Limited       Invesco Asset Management (Japan) Limited
INVESCO Global Asset Management (N.A.), Inc.   Invesco Global Asset Management (N.A.), Inc.
INVESCO Hong Kong Limited                      Invesco Hong Kong Limited
INVESCO Institutional (N.A.), Inc.             Invesco Institutional (N.A.), Inc.
INVESCO Senior Secured Management, Inc.        Invesco Senior Secured Management, Inc.

PROSPECTUS SUPPLEMENT DATED DECEMBER 14, 2007

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, A3, B, C, P, R, AIM CASH RESERVE SHARES and INVESTOR CLASS SHARES, AS APPLICABLE, OF THE FUND LISTED BELOW:

AIM Money Market Fund

At a meeting held on December 13, 2007, the Board of Trustees of AIM Investment Securities Funds (the "Trust") approved for the series portfolio listed above (the "Fund") each of the following items, each of which also requires approval by Fund shareholders:

-     A new sub-advisory agreement between A I M Advisors, Inc.
      ("AIM") and each of AIM Funds Management Inc., INVESCO Asset Management Deutschland, GmbH, INVESCO Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc. and Invesco Senior Secured Management, Inc. AIM and the Trust's Board of Trustees (the "Board") believes that the proposed sub-advisory agreement would benefit the Fund and its shareholders by permitting AIM to utilize the additional resources and talent of these nine affiliated sub-advisers in managing the Fund. Because AIM would pay all of the sub-advisory fees of the sub-advisers, the proposed sub-advisory agreement would not affect the fees the Fund pays to AIM pursuant to its advisory agreement.

- An amendment to the Trust's Agreement and Declaration of Trust that would permit the Board to terminate the Trust, a Fund or a share class without a shareholder vote. The proposed amendment would give the Board the flexibility to terminate a Trust, a Fund or a share class of a Fund if circumstances warrant without the commensurate expense of seeking a shareholder vote. The Board would terminate a Trust, a Fund or a share class only if they found that doing so was in the best interests of the shareholders of the Trust, Fund or share class, as applicable.

The Board of Trustees have called a meeting of the Fund's shareholders to be held on or about February 29, 2008, to vote on these and other proposals. Only shareholders of record as of November 30, 2007, will be entitled to vote at the meeting. Proposals that are approved by shareholders are expected to become effective on or about May 1, 2008.

Effective January 1, 2008, the following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on pages 3 and 4 of the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES

                                                                     AIM CASH
                                                                     RESERVE                             INVESTOR
(fees paid directly from your investment)                             SHARES  CLASS B CLASS C CLASS R     CLASS
-------------------------------------------------------------------- -------- ------- ------- -------    --------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                    None     None    None    None       None

 Maximum Deferred Sales Charge (Load)
 (as a percentage of original purchase price or redemption proceeds,
 whichever is less)                                                    None     5.00%   1.00%   None (1)   None

ANNUAL FUND OPERATING EXPENSES(2)

                                              AIM CASH
                                               RESERVE                                INVESTOR
(expenses that are deducted from fund assets)  SHARES    CLASS B   CLASS C   CLASS R   CLASS
--------------------------------------------- ---------  -------   -------   -------  ---------
Management Fees                                   0.40%     0.40%     0.40%     0.40%    0.40%
Distribution and/or Service (12b-1) Fees          0.25      1.00      1.00      0.50     0.00
Other Expenses                                    0.35      0.35      0.35      0.35     0.35

Acquired Fund Fees and Expenses                   None      None      None      None     None
Total Annual Fund Operating Expenses              1.00      1.75      1.75      1.25     0.75
Fee Waiver(3)                                     0.10      0.10      0.10      0.10       --
Net Annual Fund Operating Expenses                0.90      1.65      1.65      1.15     0.75


(1) A contingent deferred sales charge may apply in some cases. See "General Information - Contingent Deferred Sales Charges(CDSCs)."

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3) The distributor has contractually agreed to waive 0.10% of Rule 12b-1 distribution plan payments on AIM Cash Reserve Shares, Class B, Class C and Class R shares. The waiver agreement is in effect through at least June 30, 2009.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

      The expense example assumes you:

            (i)   invest $10,000 in the fund for the time periods indicated;

            (ii) redeem all of your shares at the end of those periods indicated;

            (iii) earn a 5% return on your investment before operating expenses each year;

            (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

            (v) Incur the applicable initial sales charges (see "General Information - Choosing a Share Clsss" section of this prospectus for applicability of initial sales charge.)

To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                            1 YEAR   3 YEARS  5 YEARS   10 YEARS
                            ------   -------  -------   --------
AIM Cash Reserve Shares     $   92   $   308  $   543   $  1,216
Class B                        668       841    1,140      1,856(1)
Class C                        268       541      940      2,054
Class R                        117       387      677      1,502
Investor Class                  77       240      417        930

You would pay the following expenses if you did not redeem your shares:

                            1 YEAR   3 YEARS  5 YEARS   10 YEARS
                            ------   -------  -------   --------
AIM Cash Reserve Shares     $   92   $   308  $   543   $  1,216
Class B                        168       541      940      1,856(1)
Class C                        168       541      940      2,054
Class R                        117       387      617      1,502
Investor Class                  77       240      417        930


(1) Assumes conversion of Class B shares to AIM Cash Reserve Shares, which occurs on or about the end of the month which is at least 8 years after the date on which shares were purchased, lowering your annual fund operating expenses from that time on.

Effective January 1, 2008, the following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on pages 4 and 5 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

-     You invest $10,000 in the fund and hold it for the entire 10-year period;

-     Your investment has a 5% return before expenses each year;

- The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

- Hypotheticals both with and without any applicable initial sales charge applied (see "General Information -- Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

-    There is no sales charge on reinvested dividends.

      There is no assurance that the annual expense ratio will be the expense ratio for the fund's classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

AIM CASH
RESERVE SHARES               YEAR 1      YEAR 2       YEAR 3        YEAR 4       YEAR 5       YEAR 6       YEAR 7
------------------------- -----------  -----------  -----------  -----------  -----------  -----------  -----------
Annual Expense Ratio(1)          0.90%        1.00%        1.00%        1.00%        1.00%        1.00%        1.00%
Cumulative Return Before
Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%
Cumulative Return After
Expenses                         4.10%        8.26%       12.59%       17.10%       21.78%       26.65%       31.72%
End of Year Balance       $ 10,410.00  $ 10,826.40  $ 11,259.46  $ 11,709.83  $ 12,178.23  $ 12,665.36  $ 13,171.97
Estimated Annual Expenses $     91.85  $    106.18  $    110.43  $    114.85  $    119.44  $    124.22  $    129.19

AIM CASH
RESERVE SHARES               YEAR 8        YEAR 9     YEAR 10
------------------------  -----------  -----------  -----------
Annual Expense Ratio(1)          1.00%        1.00%        1.00%
Cumulative Return Before
Expenses                        47.75%       55.13%       62.89%
Cumulative Return After
Expenses                        36.99%       42.47%       48.17%
End of Year Balance       $ 13,698.85  $ 14,246.80  $ 14,816.68
Estimated Annual Expenses $    134.35  $    139.73  $    145.32

CLASS B(2)           YEAR 1       YEAR 2       YEAR 3      YEAR 4        YEAR 5       YEAR 6       YEAR 7
----------------- -----------  -----------  -----------  -----------  -----------  -----------  -----------
Annual Expense
Ratio(1)                 1.65%        1.75%        1.75%        1.75%        1.75%        1.75%        1.75%
Cumulative Return
Before Expenses          5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%
Cumulative
Return
After Expenses           3.35%        6.71%       10.18%       13.76%       17.45%       21.27%       25.21%
End of Year
Balance           $ 10,335.00  $ 10,670.89  $ 11,017.69  $ 11,375.77  $ 11,745.48  $ 12,127.21  $ 12,521.34
Estimated Annual
Expenses          $    167.76  $    183.80  $    189.78  $    195.94  $    202.31  $    208.89  $    215.67

CLASS B(2)          YEAR 8       YEAR 9       YEAR 10
----------------- -----------  ----------   -----------
Annual Expense
Ratio(1)                 1.75%        1.75%        1.75%
Cumulative Return
Before Expenses         47.75%       55.13%       62.89%
Cumulative
Return
After Expenses          29.28%       34.45%       39.83%
End of Year
Balance           $ 12,928.28  $ 13,445.42  $ 13,983.23
Estimated Annual
Expenses          $    222.68  $    131.87  $    137.14

CLASS C(2)          YEAR 1        YEAR 2       YEAR 3       YEAR 4       YEAR 5      YEAR 6       YEAR 7
----------------- -----------  -----------  -----------  -----------  -----------  ----------   -----------
Annual Expense
Ratio(1)                 1.65%        1.75%        1.75%        1.75%        1.75%       1.75%         1.75%
Cumulative
Return
Before Expenses          5.00%       10.25%       15.76%       21.55%       27.63%      34.01%        40.71%
Cumulative
Return
After Expenses           3.35%        6.71%       10.18%       13.76%       17.45%      21.27%        25.21%
End of Year
Balance           $ 10,335.00  $ 10,670.89  $ 11,017.69  $ 11,375.77  $ 11,745.48  $12,127.21   $ 12,521.34
Estimated Annual
Expenses          $    167.76  $    183.80  $    189.78  $    195.94  $    202.31  $   208.89   $    215.67

CLASS C(2)           YEAR 8       YEAR 9     YEAR 10
----------------- -----------  ----------   -----------
Annual Expense
Ratio(1)                 1.75%       1.75%         1.75%
Cumulative
Return
Before Expenses         47.75%      55.13%        62.89%
Cumulative
Return
After Expenses          29.28%      33.48%        37.82%
End of Year
Balance           $ 12,928.28  $13,348.45   $ 13,782.28
Estimated Annual
Expenses          $    222.68  $   229.92   $    237.39

CLASS R             YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7
----------------- ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual Expense
Ratio(1)                1.15%       1.25%       1.25%       1.25%       1.25%       1.25%       1.25%
Cumulative
Return
Before Expenses         5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%
Cumulative
Return
After Expenses          3.85%       7.74%      11.78%      15.98%      20.33%      24.84%      29.52%
End of Year
Balance           $10,385.00  $10,774.44  $11,178.48  $11,597.67  $12,032.58  $12,483.81  $12,951.95
Estimated Annual
Expenses          $   117.21  $   132.25  $   137.21  $   142.35  $   147.69  $   153.23  $   158.97

CLASS R             YEAR 8      YEAR 9     YEAR 10
----------------- ----------  ----------  ----------
Annual Expense
Ratio(1)                1.25%       1.25%       1.25%
Cumulative
Return
Before Expenses        47.75%      55.13%      62.89%
Cumulative
Return
After Expenses         34.38%      39.42%      44.64%
End of Year
Balance           $13,437.65  $13,941.56  $14,464.37
Estimated Annual
Expenses          $   164.93  $   171.12  $   177.54

INVESTOR CLASS      YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7
----------------- ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual Expense
Ratio(1)                0.75%       0.75%       0.75%       0.75%       0.75%       0.75%       0.75%
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%
Cumulative
Return After
Expenses                4.25%       8.68%      13.30%      18.11%      23.13%      28.37%      33.82%
End of Year
Balance           $10,425.00  $10,868.06  $11,329.96  $11,811.48  $12,313.47  $12,836.79  $13,382.35
Estimated Annual
Expenses          $    76.59  $    79.85  $    83.24  $    86.78  $    90.47  $    94.31  $    98.32

INVESTOR CLASS      YEAR 8      YEAR 9     YEAR 10
----------------- ----------  ----------  ----------
Annual Expense
Ratio(1)                0.75%       0.75%       0.75%
Cumulative
Return Before
Expenses               47.75%      55.13%      62.89%
Cumulative
Return After
Expenses               39.51%      45.44%      51.62%
End of Year
Balance           $13,951.10  $14,544.02  $15,162.14
Estimated Annual
Expenses          $   102.50  $   106.86  $   111.40

----
(1)   Your actual expenses may be higher or lower than shown.

(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has been deducted.

      On or about March 31, 2008, the following entities that service the AIM Funds will be changing their names as follows:

CURRENT NAME                                                NEW NAME
A I M Advisors, Inc.                                        Invesco Aim Advisors, Inc.
A I M Capital Management, Inc.                              Invesco Aim Capital Management, Inc.
A I M Distributors, Inc.                                    Invesco Aim Distributors, Inc.
AIM Investment Services, Inc.                               Invesco Aim Investment Services, Inc.
A I M Management Group Inc.                                 Invesco Aim Management Group, Inc.
AIM Private Asset Management, Inc.                          Invesco Aim Private Asset Management, Inc.
INVESCO Asset Management Limited                            Invesco Asset Management Limited

In addition, the following entities that service the AIM Funds have changed their names as follows:

OLD NAME                                                    NEW NAME
INVESCO Asset Management (Japan) Limited                    Invesco Asset Management (Japan) Limited
INVESCO Global Asset Management (N.A.), Inc.                Invesco Global Asset Management (N.A.), Inc.
INVESCO Hong Kong Limited                                   Invesco Hong Kong Limited
INVESCO Institutional (N.A.), Inc.                          Invesco Institutional (N.A.), Inc.
INVESCO Senior Secured Management, Inc.                     Invesco Senior Secured Management, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED DECEMBER 14, 2007

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION FOR CLASS A, A3, B, C, P, R, AIM CASH RESERVE SHARES, INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES, AS APPLICABLE, OF EACH OF THE FUNDS LISTED BELOW:

AIM Global Real Estate Fund          AIM Limited Maturity Treasury Fund     AIM Short Term Bond Fund
AIM High Yield Fund                  AIM Money Market Fund                  AIM Total Return Bond Fund
AIM Income Fund                      AIM Municipal Bond Fund
AIM Intermediate Government Fund     AIM Real Estate Fund

Effective December 14, 2007, the following information replaces in its entirety the section appearing under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS -- INVESTMENT TECHNIQUES -- BORROWING" on page 26 of the Statement of Additional Information.

         "BORROWING. The Funds may borrow money, except as described below, to the extent permitted under the 1940 Act Laws, Interpretations and Exemptions. Such borrowings may be utilized (i) for temporary or emergency purposes; (ii) in anticipation of or in response to adverse market conditions; or, (iii) for cash management purposes. AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Limited Maturity Treasury Fund, AIM Municipal Bond Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may also borrow money to purchase additional securities when the Advisor deems it advantageous to do so. A Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Fund are outstanding.

         If there are unusually heavy redemptions because of changes in interest rates or Fund performance, or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely. Additionally, the ability of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Limited Maturity Treasury Fund, AIM Municipal Bond Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund to borrow money for leverage may permit these Funds to access new issuances of securities or assume a defensive strategy in response to an increase in the spread between the bid and ask prices of portfolio securities during specific market events, or settle portfolio transactions.

         The Funds may borrow from a bank, broker-dealer, or an AIM Fund. Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their account with their custodian bank. To compensate the custodian bank for such overdrafts, the Funds may either (i) leave funds as a compensating balance in their account so the custodian bank can be compensated by earning interest on such funds; or (ii) compensate the custodian bank by paying it an agreed upon rate."

Effective December 14, 2007, the following information replaces in its entirety the second non-fundamental restriction under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS -- FUND POLICIES -- NON-FUNDAMENTAL RESTRICTIONS" on page 36 of the Statement of Additional Information.

         "2. In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Fund. The Fund may not borrow for leveraging except that AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Limited Maturity Treasury Fund, AIM Municipal Bond Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may borrow from banks for leveraging in an amount not exceeding 5% of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made. The Fund may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Fund are outstanding."

The following information is inserted after the eighth sentence of the second paragraph under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES -- OFFERING PRICE -- CALCULATION OF NET ASSET VALUE" on page 76 of the Statement of Additional Information.

         "Generally, the portfolio securities for non-money market funds are recorded in the NAV no later than trade date plus one, except on fiscal quarter ends such securities are recorded on trade date. For money market funds portfolio securities are recorded in the NAV on trade date."

Effective January 1, 2008, the following replaces in its entirety the eighth paragraph under the heading "DISTRIBUTION OF SECURITIES -- DISTRIBUTION PLANS" on page 89 of the Statement of Additional Information for the AIM Money Market Fund.

         "AIM Distributors has also contractually agreed through June 30, 2008, to waive 0.50% of average net assets of AIM Short Term Bond Fund's Class C shares Rule 12b-1 distribution plan payments. AIM Distributors has contractually agreed through June 30, 2009, to waive 0.10% of average net assets of AIM Money Market Fund's AIM Cash Reserve Shares, Class B, Class C and Class R shares Rule 12b-1 distribution plan payments. These contractual fee waivers are set forth in the Fee Table to each Fund's Prospectus and may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM Distributors and the Fund."

Effective December 31, 2007, Miss Ruth Quigley will retire as a trustee of the Trust and at such time any reference to Miss Quigley serving as a trustee or committee member is hereby removed.

On or about March 31, 2008, the following entities that service the AIM Funds will be changing their names as follows:

CURRENT NAME                                         NEW NAME
A I M Advisors, Inc.                                 Invesco Aim Advisors, Inc.
A I M Capital Management, Inc.                       Invesco Aim Capital Management, Inc.
A I M Distributors, Inc.                             Invesco Aim Distributors, Inc.
AIM Investment Services, Inc.                        Invesco Aim Investment Services, Inc.
A I M Management Group Inc.                          Invesco Aim Management Group, Inc.
AIM Private Asset Management, Inc.                   Invesco Aim Private Asset Management, Inc.
INVESCO Asset Management Limited                     Invesco Asset Management Limited

In addition, the following entities that service the AIM Funds have changed their names as follows:

OLD NAME                                             NEW NAME
INVESCO Asset Management (Japan) Limited             Invesco Asset Management (Japan) Limited
INVESCO Global Asset Management (N.A.), Inc.         Invesco Global Asset Management (N.A.), Inc.
INVESCO Hong Kong Limited                            Invesco Hong Kong Limited
INVESCO Institutional (N.A.), Inc.                   Invesco Institutional (N.A.), Inc.
INVESCO Senior Secured Management, Inc.              Invesco Senior Secured Management, Inc.


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